DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES [Abstract]
Dividends paid	$ 0	$ 0	$ 0
Dividends proposed	$ 0	$ 0	$ 0